Preferred Shares - Preferred Share Dividends Declared (Details) - CAD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Dec. 11, 2023	Nov. 21, 2023	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Dividends declared per share (in CAD per share)		$ 0.06
Series A
Disclosure of classes of share capital [line items]
Total dividends declared				$ 7	$ 7
Dividends declared per share (in CAD per share)	$ 0.17981
Series B
Disclosure of classes of share capital [line items]
Total dividends declared				$ 4	3
Dividend rate on preference shares				2.00%
Dividends declared per share (in CAD per share)	0.43958
Series C
Disclosure of classes of share capital [line items]
Total dividends declared				$ 15	14
Dividend rate on preference shares			310.00%
Dividends declared per share (in CAD per share)	0.36588
Series D
Disclosure of classes of share capital [line items]
Total dividends declared				$ 2	1
Dividend rate on preference shares			310.00%	3.10%
Dividends declared per share (in CAD per share)	0.50609
Series E
Disclosure of classes of share capital [line items]
Total dividends declared				$ 15	13
Dividend rate on preference shares				365.00%
Dividends declared per share (in CAD per share)	0.43088
Series G
Disclosure of classes of share capital [line items]
Total dividends declared				$ 8	8
Dividends declared per share (in CAD per share)	$ 0.31175
Preferred Shares
Disclosure of classes of share capital [line items]
Total dividends declared				$ 51	$ 46